Shareholder Report, Average Annual Return (Details) 194921_Aristotle Value Equity Fund_Class A_TSR Annual {Class A}	12 Months Ended	27 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	3.52%	4.85%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	8.09%	6.87%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	16.29%
Russell 1000 Value Capped Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Capped Total Return
Average Annual Return, Percent	15.87%	14.19%